EMPLOYEE BENEFIT OBLIGAITONS - Sensitivity Analysis (Details) SFr in Millions	Dec. 31, 2024 CHF (SFr)
Discount rate (0.5% movement)
Disclosure of net defined benefit liability (asset) [line items]
Percentage of reasonably possible increase in actuarial assumption	0.50%
Percentage of reasonably possible decrease in actuarial assumption	0.50%
Reasonably possible increase in actuarial assumption	SFr 809.9
Reasonably possible decrease in actuarial assumption	SFr 916.2
Future salary increases (1.0% movement)
Disclosure of net defined benefit liability (asset) [line items]
Percentage of reasonably possible increase in actuarial assumption	1.00%
Percentage of reasonably possible decrease in actuarial assumption	1.00%
Reasonably possible increase in actuarial assumption	SFr 871.7
Reasonably possible decrease in actuarial assumption	SFr 849.9